Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2024
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Investments Accounted for Using the Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Investments in associates	$19,662,937	$20,410,983	$622,476
Investments in joint venture	15,377	12,357	377

	$19,678,314	$20,423,340	$622,853

a.	Investments in associates

1)	Investments in associates accounted for using the equity method that w ere not individually material consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2023	2024
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$10,250,888	$10,317,044	$314,640
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,786,339	2,941,982	89,722
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	2,035,230	2,412,818	73,584
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	2,072,314	2,325,475	70,920
MACHVISION,INC. (“MACHVISION”)	Engaged in the manufacturing and trading of non-contact optical inspection equipment	R.O.C.	2,123,368	2,055,590	62,690

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2023	2024
			NT$	NT$	US$ (Note 4)

Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	$248,209	$255,384	$7,788
Questyle Audio Engineering Co., Ltd. (“QUESTYLE”)	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business	China	72,421	17,798	543
Deca Technologies Inc. (“DECA”)	Holding company with group engaged in the development of wafer level packaging	U.S.A.	53,357	58,100	1,772
Goodcare Holdings Inc. (“GOODCARE”)	Holding company, engaged in operation investment, long-term care and home services business	R.O.C.	20,811	26,792	817
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	(67,703)	(83,098)	(2,534)

			19,595,234	20,327,885	619,942
	Add: Credit balance of investments accounted for using the equity method reclassified to other liabilities		67,703	83,098	2,534

			$19,662,937	$20,410,983	$622,476

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2023	2024

Yann Yuan	27.94%	27.94%
ChipMOS	10.85%	10.85%
HC	26.22%	26.22%
MU	42.23%	42.23%
MACHVISION	23.08%	23.08%
CHIPLETZ	19.43%	18.74%
HCK	27.31%	27.31%
QUESTYLE	6.67%	6.67%
DECA	17.84%	17.84%
GOODCARE	49.00%	49.00%

3)
The Group’s subsidiary, ISE Labs, Inc., subscribed in cash for additional newly issued shares of CHIPLETZ at a percentage different from its existing ownership percentage, and the employee share options granted by CHIPLETZ were exercised in the third quarter of 2024, which led to a decrease in the Group’s ownership interest
in CHIPLETZ to 18.74%. The Group considered it still
retains
 significant influence over CHIPLETZ since it involves in making significant decisions by participating in CHIPLETZ’s board meeting
s
.

4)
In June 2023, the Group’s subsidiary, ASE, subscribed for 13,418 thousand ordinary shares of MACHVISION through a private placement by NT$2,167,007 thousand in cash; after the subscription, the Group owned 23.08% shareholdings of MACHVISION and the Group is able to exercise significant influence over MACHVISION. Transfer of the aforementioned ordinary shares within 3 years from the acquisition date is prohibited by regulations. As of December 31, 2023, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of MACHVISION’s identifiable assets and liabilities.

5)
At the end of 2024, the Group’s subsidiary, USISH, evaluated the recoverable amount of its investment in QUESTYLE by using the value in use. The recoverable amount was lower than the carrying amount and, therefore, the Group recognized an impairment loss of NT$42,143 thousand (US$1,285 thousand) under the line item of other gains and losses (Note 25). The value in use of its investment in QUESTYLE was the present value of cash flow projections made by QUESTYLE’s management with a discount rate of 11.65%.

6)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

ChipMOS	$3,333,964		$2,473,841		$75,445

HC	$1,904,476		$2,601,069		$79,325

7)	Aggregate information of associates that are not individually material

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

The Group’s share of:
Net income	$1,083,538	$1,091,814		$899,723		$27,439
Other comprehensive income (loss)	(3,082,307)	2,439,733		142,182		4,336

Total comprehensive income (loss)	$(1,998,769)	$3,531,547		$1,041,905		$31,775

b.	Investments in joint venture

1)	Investments in joint venture that was not individually material and accounted for using the equity method consisted of the following:

		Operating Location	Carrying Amount as of December 31
Name of Joint Venture	Main Business		2023	2024
			NT$	NT$	US$ (Note 4)

MUtek Electronics Co., Ltd. (“MUtek”)	Engaged in the production and wholesale of electronic products	R.O.C.	$15,377	$12,357	$377

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2023	2024

MUtek	49.00%	49.00%

3)	Information of joint venture that was not individually material

	$	$	$	$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Total net income (loss) and comprehensive income (loss)	$101,839	$(11,214)	$(3,021)	$(92)